RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions
Share based compensation and compensation under options for our officers and directors
In Thousands of US Dollars
Description	2018	2017	2016
Salaries	$–	$–	$–
Short-term employee benefits	13	2	2
Stock-based compensation	3,814	6,072	9,071
Total	$3,827	$6,074	$9,073